RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2020
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

21— RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2020	2019	2018
Gross research and development expenses	(5,173)	(4,727)	(4,863)
Research Tax Credit	492	762	685
Grants	184	236	90
Net Research and development expenses	(4,496)	(3,728)	(4,088)

In 2020 and 2019 grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project).

In 2018 grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project).

Research and development costs are expensed as incurred and include amortization of assets, costs of prototypes, salaries, benefits and other headcount related costs, contract and other outside service fees, and facilities and overhead costs.